Financial risk management - Sensitivity analysis for interest rates (Details) $ in Thousands	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Apr. 30, 2021 MXN ($)	Apr. 16, 2021 MXN ($)	Dec. 31, 2020 $ / $
U.S. Dollar
Financial risk management
Exchange rate | $ / $					19.9087
Variable interest rate
Financial risk management
Accrued interest	$ 2,700,000	$ 1,000,000
Hypothetical unfavorable change in interest rate (as a percent)	10.00%	10.00%
Hypothetical increase in financing expense through unfavorable change in debt variable interest rates	$ 12,126	$ 3,736
Debt securities issued in the Mexican market on April 16, 2021
Financial risk management
Principal amount			$ 1,000,000	$ 1,000,000